Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AQR Funds
Entity Central Index Key	0001444822
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000192464
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	I
Trading Symbol	QRPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$302	5.52%

Expenses Paid, Amount	$ 302
Expense Ratio, Percent	5.52%
AssetsNet	$ 278,189,666
Holdings Count | Holding	3,535
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$278,189,666 Total Number of Portfolio Holdings3,535 Portfolio Turnover Rate (excludes derivatives, if any)110%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	0.7
Real Estate	(0.8)
Health Care	(1.9)
Energy	2.4
Consumer Discretionary	(2.6)
Utilities	(2.9)
Information Technology	3.2
Industrials	4.7
Financials	6.9
U.S. Treasury Obligations	10.1
Investment Companies	55.1

C000192463
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	N
Trading Symbol	QRPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$315	5.77%

Expenses Paid, Amount	$ 315
Expense Ratio, Percent	5.77%
AssetsNet	$ 278,189,666
Holdings Count | Holding	3,535
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$278,189,666 Total Number of Portfolio Holdings3,535 Portfolio Turnover Rate (excludes derivatives, if any)110%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	0.7
Real Estate	(0.8)
Health Care	(1.9)
Energy	2.4
Consumer Discretionary	(2.6)
Utilities	(2.9)
Information Technology	3.2
Industrials	4.7
Financials	6.9
U.S. Treasury Obligations	10.1
Investment Companies	55.1

C000192465
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	R6
Trading Symbol	QRPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$297	5.42%

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	5.42%
AssetsNet	$ 278,189,666
Holdings Count | Holding	3,535
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$278,189,666 Total Number of Portfolio Holdings3,535 Portfolio Turnover Rate (excludes derivatives, if any)110%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	0.7
Real Estate	(0.8)
Health Care	(1.9)
Energy	2.4
Consumer Discretionary	(2.6)
Utilities	(2.9)
Information Technology	3.2
Industrials	4.7
Financials	6.9
U.S. Treasury Obligations	10.1
Investment Companies	55.1

C000070968
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	I
Trading Symbol	ADAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.34%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
AssetsNet	$ 1,906,148,869
Holdings Count | Holding	830
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,906,148,869 Total Number of Portfolio Holdings830 Portfolio Turnover Rate (excludes derivatives, if any)165%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.1
Materials	1.9
Communication Services	2.3
Utilities	5.1
Consumer Discretionary	6.2
Health Care	6.3
Industrials	6.5
Information Technology	7.3
Financials	10.5
Investment Companies	17.8
U.S. Treasury Obligations	19.8

C000070967
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	N
Trading Symbol	ADANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$79	1.59%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%
AssetsNet	$ 1,906,148,869
Holdings Count | Holding	830
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,906,148,869 Total Number of Portfolio Holdings830 Portfolio Turnover Rate (excludes derivatives, if any)165%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.1
Materials	1.9
Communication Services	2.3
Utilities	5.1
Consumer Discretionary	6.2
Health Care	6.3
Industrials	6.5
Information Technology	7.3
Financials	10.5
Investment Companies	17.8
U.S. Treasury Obligations	19.8

C000145937
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	R6
Trading Symbol	QDARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
AssetsNet	$ 1,906,148,869
Holdings Count | Holding	830
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,906,148,869 Total Number of Portfolio Holdings830 Portfolio Turnover Rate (excludes derivatives, if any)165%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.1
Materials	1.9
Communication Services	2.3
Utilities	5.1
Consumer Discretionary	6.2
Health Care	6.3
Industrials	6.5
Information Technology	7.3
Financials	10.5
Investment Companies	17.8
U.S. Treasury Obligations	19.8

C000219592
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	I
Trading Symbol	QDSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,022,092,824
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	8.00%
C000219593
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	N
Trading Symbol	QDSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,022,092,824
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	8.00%
C000219591
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	R6
Trading Symbol	QDSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,022,092,824
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	8.00%
C000145994
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	I
Trading Symbol	QMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$185	3.42%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	3.42%
AssetsNet	$ 700,963,067
Holdings Count | Holding	1,976
InvestmentCompanyPortfolioTurnover	444.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$700,963,067 Total Number of Portfolio Holdings1,976 Portfolio Turnover Rate (excludes derivatives, if any)444%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	(2.0)
Information Technology	(1.7)
Consumer Discretionary	(1.7)
Real Estate	(1.9)
Industrials	2.4
Materials	2.6
Energy	6.8
Health Care	(7.4)
Financials	11.9
U.S. Treasury Obligations	33.7
Investment Companies	37.6

C000145995
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	N
Trading Symbol	QMNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$198	3.67%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	3.67%
AssetsNet	$ 700,963,067
Holdings Count | Holding	1,976
InvestmentCompanyPortfolioTurnover	444.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$700,963,067 Total Number of Portfolio Holdings1,976 Portfolio Turnover Rate (excludes derivatives, if any)444%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	(2.0)
Information Technology	(1.7)
Consumer Discretionary	(1.7)
Real Estate	(1.9)
Industrials	2.4
Materials	2.6
Energy	6.8
Health Care	(7.4)
Financials	11.9
U.S. Treasury Obligations	33.7
Investment Companies	37.6

C000145996
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	R6
Trading Symbol	QMNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$180	3.32%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	3.32%
AssetsNet	$ 700,963,067
Holdings Count | Holding	1,976
InvestmentCompanyPortfolioTurnover	444.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$700,963,067 Total Number of Portfolio Holdings1,976 Portfolio Turnover Rate (excludes derivatives, if any)444%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	(2.0)
Information Technology	(1.7)
Consumer Discretionary	(1.7)
Real Estate	(1.9)
Industrials	2.4
Materials	2.6
Energy	6.8
Health Care	(7.4)
Financials	11.9
U.S. Treasury Obligations	33.7
Investment Companies	37.6

C000127655
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	I
Trading Symbol	QLEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$189	3.45%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	3.45%
AssetsNet	$ 1,899,139,121
Holdings Count | Holding	2,209
InvestmentCompanyPortfolioTurnover	350.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,899,139,121 Total Number of Portfolio Holdings2,209 Portfolio Turnover Rate (excludes derivatives, if any)350%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	(3.7)
Consumer Staples	(2.3)
Real Estate	(2.5)
Consumer Discretionary	(2.5)
Materials	2.6
Industrials	4.2
Energy	7.1
Health Care	(8.5)
Financials	12.9
Investment Companies	24.2
U.S. Treasury Obligations	54.3

C000127656
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	N
Trading Symbol	QLENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$203	3.70%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	3.70%
AssetsNet	$ 1,899,139,121
Holdings Count | Holding	2,209
InvestmentCompanyPortfolioTurnover	350.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,899,139,121 Total Number of Portfolio Holdings2,209 Portfolio Turnover Rate (excludes derivatives, if any)350%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	(3.7)
Consumer Staples	(2.3)
Real Estate	(2.5)
Consumer Discretionary	(2.5)
Materials	2.6
Industrials	4.2
Energy	7.1
Health Care	(8.5)
Financials	12.9
Investment Companies	24.2
U.S. Treasury Obligations	54.3

C000145944
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	R6
Trading Symbol	QLERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$184	3.35%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	3.35%
AssetsNet	$ 1,899,139,121
Holdings Count | Holding	2,209
InvestmentCompanyPortfolioTurnover	350.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,899,139,121 Total Number of Portfolio Holdings2,209 Portfolio Turnover Rate (excludes derivatives, if any)350%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	(3.7)
Consumer Staples	(2.3)
Real Estate	(2.5)
Consumer Discretionary	(2.5)
Materials	2.6
Industrials	4.2
Energy	7.1
Health Care	(8.5)
Financials	12.9
Investment Companies	24.2
U.S. Treasury Obligations	54.3

C000138522
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	I
Trading Symbol	QGMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.42%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%
AssetsNet	$ 162,437,076
Holdings Count | Holding	2,608
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$162,437,076 Total Number of Portfolio Holdings2,608 Portfolio Turnover Rate (excludes derivatives, if any)63%
Holdings [Text Block]

Sector Allocation

Value	Value
Repurchase Agreements	3.5
Financials	4.9
Consumer Staples	6.5
Reverse Repurchase Agreements	(10.1)
U.S. Treasury Obligations	31.5
Investment Companies	40.9

C000138523
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	N
Trading Symbol	QGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$85	1.67%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.67%
AssetsNet	$ 162,437,076
Holdings Count | Holding	2,608
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$162,437,076 Total Number of Portfolio Holdings2,608 Portfolio Turnover Rate (excludes derivatives, if any)63%
Holdings [Text Block]

Sector Allocation

Value	Value
Repurchase Agreements	3.5
Financials	4.9
Consumer Staples	6.5
Reverse Repurchase Agreements	(10.1)
U.S. Treasury Obligations	31.5
Investment Companies	40.9

C000145947
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	R6
Trading Symbol	QGMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
AssetsNet	$ 162,437,076
Holdings Count | Holding	2,608
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$162,437,076 Total Number of Portfolio Holdings2,608 Portfolio Turnover Rate (excludes derivatives, if any)63%
Holdings [Text Block]

Sector Allocation

Value	Value
Repurchase Agreements	3.5
Financials	4.9
Consumer Staples	6.5
Reverse Repurchase Agreements	(10.1)
U.S. Treasury Obligations	31.5
Investment Companies	40.9

C000082154
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	I
Trading Symbol	AQMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.28%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
AssetsNet	$ 1,556,624,716
Holdings Count | Holding	1,539
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,556,624,716 Total Number of Portfolio Holdings1,539 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.10)
	Swap Contracts at Value	0.08
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.25
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.25)
	Swap Contracts at Value	0.29
Credit Risk
	Swap Contracts at Value	0.15
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.45)

C000082155
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	N
Trading Symbol	AQMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$80	1.53%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.53%
AssetsNet	$ 1,556,624,716
Holdings Count | Holding	1,539
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,556,624,716 Total Number of Portfolio Holdings1,539 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.10)
	Swap Contracts at Value	0.08
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.25
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.25)
	Swap Contracts at Value	0.29
Credit Risk
	Swap Contracts at Value	0.15
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.45)

C000145938
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	R6
Trading Symbol	AQMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	1.18%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
AssetsNet	$ 1,556,624,716
Holdings Count | Holding	1,539
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,556,624,716 Total Number of Portfolio Holdings1,539 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.10)
	Swap Contracts at Value	0.08
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.25
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.25)
	Swap Contracts at Value	0.29
Credit Risk
	Swap Contracts at Value	0.15
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.45)

C000127657
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	I
Trading Symbol	QMHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	1.68%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.68%
AssetsNet	$ 253,212,844
Holdings Count | Holding	1,601
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$253,212,844 Total Number of Portfolio Holdings1,601 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.15)
	Swap Contracts at Value	1.03
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.36
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.40)
	Swap Contracts at Value	0.42
Credit Risk
	Swap Contracts at Value	0.22
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.63)

C000127658
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	N
Trading Symbol	QMHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$103	1.93%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.93%
AssetsNet	$ 253,212,844
Holdings Count | Holding	1,601
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$253,212,844 Total Number of Portfolio Holdings1,601 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.15)
	Swap Contracts at Value	1.03
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.36
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.40)
	Swap Contracts at Value	0.42
Credit Risk
	Swap Contracts at Value	0.22
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.63)

C000145945
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	R6
Trading Symbol	QMHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	1.58%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.58%
AssetsNet	$ 253,212,844
Holdings Count | Holding	1,601
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$253,212,844 Total Number of Portfolio Holdings1,601 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.15)
	Swap Contracts at Value	1.03
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	0.36
Interest Rate Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.40)
	Swap Contracts at Value	0.42
Credit Risk
	Swap Contracts at Value	0.22
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(0.63)

C000091909
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	I
Trading Symbol	AQRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
AssetsNet	$ 442,449,420
Holdings Count | Holding	2,329
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$442,449,420 Total Number of Portfolio Holdings2,329 Portfolio Turnover Rate (excludes derivatives, if any)63%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	3.4
Health Care	2.2
Energy	3.0
Communication Services	3.2
Industrials	4.8
Consumer Discretionary	5.6
Financials	8.6
Foreign Government Securities	8.6
Information Technology	10.2
Investment Companies	19.5
U.S. Treasury Obligations	25.0

C000091908
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	N
Trading Symbol	AQRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$66	1.26%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%
AssetsNet	$ 442,449,420
Holdings Count | Holding	2,329
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$442,449,420 Total Number of Portfolio Holdings2,329 Portfolio Turnover Rate (excludes derivatives, if any)63%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	3.4
Health Care	2.2
Energy	3.0
Communication Services	3.2
Industrials	4.8
Consumer Discretionary	5.6
Financials	8.6
Foreign Government Securities	8.6
Information Technology	10.2
Investment Companies	19.5
U.S. Treasury Obligations	25.0

C000145939
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	R6
Trading Symbol	AQRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 442,449,420
Holdings Count | Holding	2,329
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$442,449,420 Total Number of Portfolio Holdings2,329 Portfolio Turnover Rate (excludes derivatives, if any)63%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	3.4
Health Care	2.2
Energy	3.0
Communication Services	3.2
Industrials	4.8
Consumer Discretionary	5.6
Financials	8.6
Foreign Government Securities	8.6
Information Technology	10.2
Investment Companies	19.5
U.S. Treasury Obligations	25.0

C000115560
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	I
Trading Symbol	ARCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 551,984,583
Holdings Count | Holding	414
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$551,984,583 Total Number of Portfolio Holdings414 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]	Derivative Risk Exposure as % of Net Assets
Risk Type	Asset type	% of Net Assets
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(2.01)

C000115559
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	N
Trading Symbol	ARCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
AssetsNet	$ 551,984,583
Holdings Count | Holding	414
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$551,984,583 Total Number of Portfolio Holdings414 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]	Derivative Risk Exposure as % of Net Assets
Risk Type	Asset type	% of Net Assets
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(2.01)

C000145941
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	R6
Trading Symbol	QRCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 551,984,583
Holdings Count | Holding	414
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$551,984,583 Total Number of Portfolio Holdings414 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]	Derivative Risk Exposure as % of Net Assets
Risk Type	Asset type	% of Net Assets
Commodity Risk
	Futures Contracts Unrealized Appreciation/Depreciation	(2.01)

C000130629
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	I
Trading Symbol	QSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$201	3.65%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	3.65%
AssetsNet	$ 1,196,935,881
Holdings Count | Holding	2,985
InvestmentCompanyPortfolioTurnover	335.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,196,935,881 Total Number of Portfolio Holdings2,985 Portfolio Turnover Rate (excludes derivatives, if any)335%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	(2.3)
Consumer Discretionary	(1.1)
Utilities	(2.3)
Energy	3.6
Health Care	(4.8)
Information Technology	5.2
Real Estate	(5.8)
Industrials	8.3
Financials	12.9
Investment Companies	29.1
U.S. Treasury Obligations	33.4

C000130630
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	N
Trading Symbol	QSPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$215	3.90%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	3.90%
AssetsNet	$ 1,196,935,881
Holdings Count | Holding	2,985
InvestmentCompanyPortfolioTurnover	335.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,196,935,881 Total Number of Portfolio Holdings2,985 Portfolio Turnover Rate (excludes derivatives, if any)335%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	(2.3)
Consumer Discretionary	(1.1)
Utilities	(2.3)
Energy	3.6
Health Care	(4.8)
Information Technology	5.2
Real Estate	(5.8)
Industrials	8.3
Financials	12.9
Investment Companies	29.1
U.S. Treasury Obligations	33.4

C000145946
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	R6
Trading Symbol	QSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$196	3.56%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	3.56%
AssetsNet	$ 1,196,935,881
Holdings Count | Holding	2,985
InvestmentCompanyPortfolioTurnover	335.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,196,935,881 Total Number of Portfolio Holdings2,985 Portfolio Turnover Rate (excludes derivatives, if any)335%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	(2.3)
Consumer Discretionary	(1.1)
Utilities	(2.3)
Energy	3.6
Health Care	(4.8)
Information Technology	5.2
Real Estate	(5.8)
Industrials	8.3
Financials	12.9
Investment Companies	29.1
U.S. Treasury Obligations	33.4

C000232928
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	I
Trading Symbol	QNZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in this semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	1.34%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.34%
AssetsNet	$ 35,275,073
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$35,275,073 Total Number of Portfolio Holdings207 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	0.58
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.18)

C000232926
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	N
Trading Symbol	QNZNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in this semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$88	1.59%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.59%
AssetsNet	$ 35,275,073
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$35,275,073 Total Number of Portfolio Holdings207 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	0.58
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.18)

C000232927
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	R6
Trading Symbol	QNZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. Information about the Fund prior to August 19, 2024 as reflected in this semi-annual shareholder report is that of the Fund when it followed different investment strategies under the name AQR Sustainable Long-Short Equity Carbon Aware Fund.
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	1.24%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.24%
AssetsNet	$ 35,275,073
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$35,275,073 Total Number of Portfolio Holdings207 Portfolio Turnover Rate (excludes derivatives, if any)0%
Holdings [Text Block]

Derivative Risk Exposure as % of Net Assets

Risk Type	Asset type	% of Net Assets
Equity Risk
	Swap Contracts at Value	0.58
Foreign Exchange Rate Risk
	Forward Foreign Currency Exchange Contracts Unrealized Appreciation/Depreciation	(0.18)